ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 VIEs USD ($) item	Dec. 31, 2013 VIEs USD ($)	Dec. 31, 2012 VIEs USD ($)	Dec. 31, 2014 Taomee Hong Kong	Dec. 31, 2014 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran Five shareholders USD ($)	Jun. 12, 2009 Shanghai Shengran Five shareholders CNY	Dec. 31, 2014 Shanghai Shengran VIEs USD ($)	Dec. 31, 2014 Shanghai Shengran VIEs CNY	Dec. 31, 2013 Shanghai Shengran VIEs USD ($)	Dec. 31, 2013 Shanghai Shengran VIEs CNY	Dec. 31, 2012 Shanghai Shengran VIEs USD ($)	Dec. 31, 2012 Shanghai Shengran VIEs CNY	Dec. 31, 2014 Shanghai Xinsheng	Dec. 31, 2014 Shanghai Wireless	Dec. 31, 2014 Shanghai Software	Dec. 31, 2014 Shanghai Property Service	Dec. 31, 2014 WFOE VIEs USD ($)	Dec. 31, 2014 WFOE VIEs CNY	Dec. 31, 2013 WFOE VIEs USD ($)	Dec. 31, 2013 WFOE VIEs CNY
Organization and principal activities
Percentage of ownership interest in subsidiaries								100.00%	100.00%									93.00%	99.00%	99.00%	99.00%
Number of consolidated VIEs through which Group primarily conducts business	2
Amount of contribution for which the shareholders shall unconditionally transfer dividend and other proceeds received from the variable interest entities									$ 0
Maximum interest-free loan										366,129	2,500,000
Percentage of VIEs revenues to the consolidated net revenues					83.80%	84.80%	83.40%
Percentage of VIEs assets to the consolidated total assets					19.80%	17.90%
Percentage of VIEs liability to the consolidated total liability					76.20%	80.40%
Creditors (or beneficial interest holders) of the VIE					0
Current assets:
Cash and cash equivalents	103,173,555	114,250,772	118,570,672	120,678,898	9,449,326	12,216,436
Accounts receivable, net	2,499,084	2,387,747			1,243,350	1,849,786
Inventory	238,055	196,757			238,055	196,757
Income tax recoverable					219,374	585,861
Due from related party	2,592,450	2,242,382			2,575,248	2,169,866
Prepayments and other current assets	4,128,248	2,904,695			1,276,264	1,614,931
Deferred tax assets-current	5,872,817	4,166,088			4,004,672	3,489,805
Total current assets	119,301,920	129,543,244			19,006,289	22,123,442
Investment in equity investees	16,138,860	14,047,509			6,183,197	2,326,793
Property and equipment, net	1,813,660	1,840,419			1,160,380	1,163,086
Acquired intangible assets	1,113,495	1,252,572			730,152	1,030,702
Other assets	1,331,363	1,496,242			947,525	376,926
Total assets	141,861,743	151,188,506			28,027,543	27,020,949
Liabilities
Accounts payable	786,446	1,549,908			730,535	1,538,665
Due to related parties	422,019	369,983			163,748	22,957
Advance from customers	8,236,080	6,960,857			5,860,035	6,184,953
Deferred revenue	11,768,665	12,340,821			11,768,665	12,340,821
Accrued expenses and other current liabilities	4,814,555	6,279,858			1,452,119	1,680,767
Deferred tax liabilities-current	698,800	1,758,134			386,092	1,758,134
Total liabilities	26,726,565	29,259,561			20,361,194	23,526,297
Service fee payable												14,800,000	91,000,000	19,100,000	118,000,000	16,200,000	102,000,000					100,000	600,000	50,000	300,000
Summary financial information related to income statement
Net revenue	42,189,151	48,353,687	40,208,234		35,363,951	40,985,710	33,535,368
Net income	1,006,457	5,441,260	8,861,867		18,979,696	21,586,325	20,773,883
Summary financial information related to cash flow statement
Net cash provided by operating activities	2,400,610	9,936,712	7,162,215		1,250,010	1,741,060	(1,468,141)
Net cash used in investing activities	(3,776,813)	(14,771,058)	(7,730,576)		(4,044,290)	(4,991,080)	(318,549)
Net cash used in financing activities	(9,592,241)	(1,098,365)	(1,667,429)		27,170		78,979
Net decrease in cash and cash equivalents	$ (11,077,217)	$ (4,319,900)	$ (2,108,226)		$ (2,767,110)	$ (3,250,020)	$ (1,707,711)